State Street Bank and Trust Company

1 Lincoln Street

SFC0805

Boston, MA 02111

March 2, 2023

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Bond Portfolios, Equity Portfolios and Equity Portfolios Institutional Classes Prospectuses, each dated February 28, 2023, do not differ from those contained in Post-Effective Amendment No. 114, filed electronically on February 27, 2023, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 285-4403 if you have any questions regarding this filing.

Sincerely,

/s/ Daniel Bulger
Daniel Bulger